Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 24,373	€ 10,030
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	18,243	7,653
Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	103	1,039
Milestone revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	4,725
Additional development milestone payments	10,000
Development milestone payment included in contract liabilities	5,275
Research and development services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	6,027	1,338
Belgium | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	23,746	9,071
Germany | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		467
Netherlands | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	447	414
Switzerland | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 180	€ 78